SHARE CAPITAL (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Options, outstanding, beginning	58,467,500	45,060,000
Options, granted	19,800,000	26,907,500
Options exercised	(8,012,500)
Options expired/cancelled	(4,825,000)	(11,500,000)
Options, forfeited	(700,000)	(2,000,000)
Options, outstanding, ending	64,730,000	58,467,500
Weighted average exercise price, outstanding, beginning	$ 0.20	$ 0.280
Weighted average exercise price, granted	0.147	0.118
Weighted average exercise price, exercised	0.144
Weighted average exercise price, expired	0.287	0.325
Weighted average exercise price, forfeited	0.125	0.169
Weighted average exercise price, outstanding, ending	$ 0.185	$ 0.20